Supplement dated February 1, 2022
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2021
Effective February 1, 2022 (the "Effective Date"), the portfolio manager information under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus, is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Lead Portfolio Manager	2003
Royce D. Wilson, CFA	Senior Portfolio Manager	Portfolio Manager	February 2020
John Dawson, CFA	Senior Portfolio Manager	Portfolio Manager	February 2020
Shannon Rinehart, CFA	Portfolio Manager	Portfolio Manager	February 2022
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the heading “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus, is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Lead Portfolio Manager	2003
Royce D. Wilson, CFA	Senior Portfolio Manager	Portfolio Manager	February 2020
John Dawson, CFA	Senior Portfolio Manager	Portfolio Manager	February 2020
Shannon Rinehart, CFA	Portfolio Manager	Portfolio Manager	February 2022
Mr. Murphy joined the Investment Manager in 2002. Mr. Murphy began his investment career in 1986 and earned a B.B.A. from the University of Notre Dame and an M.B.A. from the University of Michigan.
Mr. Wilson joined the Investment Manager in 2007. Mr. Wilson began his investment career in 2002 and earned a B.B.A. from Western Connecticut State University.
Mr. Dawson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Dawson began his investment career in 1996 and earned a B.A. in Economics from Bucknell University and an M.B.A. with concentrations in Finance and Accounting from Indiana University.
Ms. Rinehart joined the Investment Manager in 2009. Ms. Rinehart began her investment career in 2004 and earned a B.S.B.A. from Drake University and an M.B.A. from the University of Minnesota Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP136_04_007_(02/22)

Supplement dated February 1, 2022
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Tax-Exempt Fund	12/1/2021
Effective February 1, 2022 (the "Effective Date"), the portfolio manager information under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus, is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Co-Portfolio Manager	2018
Douglas J. White, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2022
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the heading “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus, is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Co-Portfolio Manager	2018
Douglas J. White, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2022
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
Mr. White joined the Investment Manager in 2018 as a senior portfolio manager. Prior to joining the Investment Manager, Mr. White was a senior vice president and portfolio manager at Nuveen Asset Management, LLC since 2011. Mr. White began his investment career in 1983 and earned a B.A. from Carleton College and an M.B.A. from the University of Minnesota, Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP233_07_004_(02/22)

Supplement dated February 1, 2022
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Social Bond Fund	12/1/2021
Effective February 1, 2022 (the Effective Date), the portfolio manager information under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus, is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Lead Portfolio Manager	February 2022
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Portfolio Manager	2015
Malcolm (Mac) Ryerse	Head of Stewardship, Responsible Investment and Senior Portfolio Manager	Portfolio Manager	2018
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the heading “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus, is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Lead Portfolio Manager	February 2022
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Portfolio Manager	2015
Malcolm (Mac) Ryerse	Head of Stewardship, Responsible Investment and Senior Portfolio Manager	Portfolio Manager	2018
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
Mr. Murphy joined the Investment Manager in 2002. Mr. Murphy began his investment career in 1986 and earned a B.B.A. from the University of Notre Dame and an M.B.A. from the University of Michigan.
Mr. Ryerse joined one of the Columbia Management legacy firms or acquired business lines in 2010. Mr. Ryerse began his investment career in 2010 and earned a B.A. from Gustavus Adolphus College, an M.A. from Gonzaga University and an M.B.A. from Bethel University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP262_07_004_(02/22)